Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued accounting and professional services costs	$ 2,162,984	$ 1,511,889	$ 94,573
Accrued subscription costs	489,972	22,110	28,774
Sales tax payable	338,402	314,873	230,617
Excise tax payable	223,717	223,717
Accrued legal costs	153,884	2,694,439	31,355
Accrued payroll and benefit costs	93,513	185,504	95,947
Accrued streaming service costs	56,380	37,765
Deposits	54,102	54,102
Other current liabilities	289,760	149,841	3,017
Total accrued expenses and other current liabilities	$ 3,862,714	$ 5,194,240	$ 745,373